INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Expenses Classified by Nature and Function (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Production costs
Amortization of intangible assets	$ 173,032	$ 177,782
Analysis and storage	4,496		$ 23,417
Commissions and royalties	127,771	165,013	971,932
Import and export expenses	150,402	241,301	70,783
Depreciation property, plant and equipment	2,161,236	1,243,606	1,274,206
Depreciation of leased assets	468,524	249,230	159,325
Freight and haulage	2,427,296	931,592	488,683
Employee benefits and social securities	9,973,301	7,750,363	4,974,759
Maintenance	1,195,111	929,600	632,406
Energy and fuel	967,412	555,066	336,812
Supplies and materials	1,075,319	773,873	516,431
Mobility and travel	90,848	60,326	11,225
Publicity and advertising	2,528
Professional fees and outsourced services	2,629,567	1,483,627	787,462
Office supplies and registrations fees	229,500	197,033	217,146
Insurance	230,388	99,001	79,272
Information technology expenses	11,556	1,002	441
Obsolescence	1,012,788	849,641	579,832
Taxes	255,227	47,296	44,228
Miscellaneous	41,542	1,387	1,530
Production costs	23,227,844	15,756,739	11,169,890
Selling, general and administrative expenses
Amortization intangible assets	6,013,633	1,634,832	1,250,262
Analysis and storage	700,671		123,168
Commissions and royalties	1,396,750	1,661,984	996,636
Import and export expenses	794,561	843,383	720,888
Depreciation of property, plant and equipment	2,094,253	2,087,389	1,319,758
Depreciation of leased assets	3,029,049	971,882	644,709
Impairment of receivables	1,327,385	1,598,042	560,931
Freight and haulage	9,645,962	9,528,553	3,894,696
Employee benefits and social securities	38,030,033	22,980,983	14,979,262
Maintenance	2,067,672	1,499,107	586,614
Energy and fuel	397,305	53,146	52,710
Supplies and materials	1,047,720	2,103,877	203,250
Mobility and travel	4,140,153	2,399,260	940,619
Publicity and advertising	5,668,569	4,840,864	2,518,286
Contingencies	221,008	292,732	158,818
Share-based incentives	3,278,354	1,381,811	1,655,135
Professional fees and outsourced services	13,498,757	7,792,707	7,668,043
Professional fees related parties	277,137	389,714	157,714
Office supplies and registrations fees	833,430	776,542	463,790
Insurance	3,006,387	1,620,959	993,738
Information technology expenses	3,087,945	1,863,134	1,347,374
Obsolescence	53,989
Taxes	11,533,391	10,671,564	6,001,292
Miscellaneous	858,633	491,347	364,208
Total selling, general and administrative expense	113,002,747	77,483,812	47,601,901
Production costs and selling, general and administrative expenses
Amortization of intangible assets	6,186,665	1,812,614	1,250,262
Analysis and storage	705,167		146,585
Commissions and royalties	1,524,521	1,826,997	1,968,568
Import and export expenses	944,963	1,084,684	791,671
Depreciation of property, plant and equipment	4,255,489	3,330,995	2,593,964
Depreciation of leased assets	3,497,573	1,221,112	804,034
Impairment of receivables	1,327,385	1,598,042	560,931
Freight and haulage	12,073,258	10,460,145	4,383,379
Employee benefits and social securities	48,003,334	30,731,346	19,954,021
Maintenance	3,262,783	2,428,707	1,219,020
Information technology expenses	3,099,501	1,864,136	1,347,815
Energy and fuel	1,364,717	608,212	389,522
Supplies and materials	2,123,039	2,877,750	719,681
Mobility and travel	4,231,001	2,459,586	951,844
Publicity and advertising	5,671,097	4,840,864	2,518,286
Contingencies	221,008	292,732	158,818
Share-based incentives	3,278,354	1,381,811	1,655,135
Professional fees and outsourced services	16,128,324	9,276,334	8,455,505
Professional fees related parties	277,137	389,714	157,714
Office supplies and registrations fees	1,062,930	973,575	680,936
Insurance	3,236,775	1,719,960	1,073,010
Obsolescence	1,066,777	849,641	579,832
Taxes	11,788,618	10,718,860	6,045,520
Miscellaneous	900,175	492,734	365,738
Total	$ 136,230,591	$ 93,240,551	$ 58,771,791